UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4429

DREYFUS U.S. TREASURY LONG TERM FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Long Term Fund
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--101.1%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--5.2%
Federal National Mortgage
Association, Notes	5.80	2/9/26	1,600,000	1,601,573
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	2,500,234	2,437,060
				4,038,633
U.S. Government Agencies/Mortgage-Backed--3.7%
Government National Mortgage Association I:
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			230,309	226,101
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			254,178	249,518
Ser. 2006-9, Cl. A, 4.20%,
8/16/26			518,107	507,646
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			1,895,255	1,858,997
				2,842,262
U.S. Treasury Bonds--68.1%
4.50%, 2/15/36			3,625,000 a	3,418,832
5.25%, 11/15/28			10,570,000 b	11,034,097
5.25%, 2/15/29			7,565,000 b,c	7,900,107
6.00%, 2/15/26			1,500,000 b	1,695,821
6.13%, 11/15/27			3,500,000 b	4,041,953
7.13%, 2/15/23			1,400,000	1,738,516
7.25%, 8/15/22			4,025,000 b	5,035,339
7.63%, 2/15/25			10,175,000 b	13,413,519
8.00%, 11/15/21			3,225,000 b	4,263,047
				52,541,231
U.S. Treasury Notes--24.1%
4.25%, 8/15/13			4,120,000 b	4,050,961
4.50%, 2/28/11			1,340,000	1,338,588
4.50%, 3/31/12			6,180,000 a	6,171,552
4.50%, 2/15/16			3,500,000 b	3,465,549
4.63%, 2/15/17			3,550,000 a	3,543,901
				18,570,551
Total Bonds and Notes
(cost $78,761,523)				77,992,677

	Face Amount
	Covered by
Options--.3%	Contracts ($)	Value ($)

Call Options--.2%
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@ 4.00	7,650,000	7,326
3-Month USD Libor-BBA, Swaption	3,875,000	171,162
		178,488
Put Options--.1%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	15,500,000	0

U.S. Treasury 10-Year Notes
April 2007 @ 108	3,600,000	14,625
U.S. Treasury 5-Year Notes
April 2007 @ 106	3,600,000	16,875
		31,500
Total Options
(cost $227,105)		209,988
	Principal
Short-Term Investments--15.3%	Amount ($)	Value ($)

U.S. Treasury Bills
4.97%, 6/7/07	100,000 c	99,102
5.07%, 4/26/07	11,700,000	11,661,273
Total Short-Term Investments
(cost $11,757,841)		11,760,375

Investment of Cash Collateral for
Securities Loaned--44.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,461,326)	34,461,326 [d]	34,461,326

Total Investments (cost $125,207,795)	161.4%	124,424,366
Liabilities, Less Cash and Receivables	(61.4%)	(47,320,631)
Net Assets	100.0%	77,103,735

a	Purchased on a delayed delivery basis.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $33,276,634 and the total market value of the collateral held by the fund is $34,461,326.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
U.S. Treasury 2-Year Notes	69	14,137,453	June 2007	17,250
U.S. Treasury 10-Year Notes	138	14,921,250	June 2007	58,742
Financial Futures Short
U.S. Treasury 5-Year Notes	51	(5,395,641)	June 2007	2,390
U.S. Treasury 30-Year Bonds	52	(5,785,000)	June 2007	88,156
				166,539

STATEMENT OF OPTIONS WRITTEN
March 31, 2007 (Unaudited)

	Contracts	Value ($)

Call Options
U.S. Treasury 10-Year Notes
April 2007 @ 109
(Premiums received $6,636)	36	(6,188)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)